Note 24 Provisions for pensions and similar obligations changes over the year (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes over the year for provisions for pensions and similar obligation [Line Items]
Provisions for employee benefits		€ 4,272	€ 4,631	€ 4,787
Charges to income for the year provisions for pensions and similar obligations balance		141	298	327
Intereset expense and similar charges for pensions		37	44	63
Post-employment benefit expense, defined benefit plans		49	49	49
Provisions expenses for pensions		56	205	215
Increase (decrease) in reimbursement rights related to defined benefit obligation, resulting from gain (loss) on remeasurement	[1]	(206)	191	329
Transfers and other changes	[2]	(21)	(71)	(29)
Benefit payments for pensions		(608)	(654)	(718)
Employer contributions		(4)	(124)	(65)
Provisions for employee benefits		€ 3,576	€ 4,272	€ 4,631

[1]	(*) Correspond to actuarial losses (gains) arising from certain post-employment defined-benefit commitments for pensions recognized in “Equity” (see Note 2.2.11).
[2]	(**) In 2020, it includes the amount of the USA Sale (see Notes 1.3, 3 and 21).